Private Placement (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 05, 2021	Mar. 31, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Private placement, description		Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50.	Each Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50.
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private warrants		2,000,000	2,000,000
Price per warrant (in Dollars per share)		$ 1	$ 1
Sale of additional warrants	225,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)		$ 6,000,000	$ 6,000,000
Sale of additional warrants	450,000		450,000
Private Warrant [Member]
Private Placement (Details) [Line Items]
Price per warrant (in Dollars per share)	$ 1
Generating gross proceeds (in Dollars)	$ 675,000
Sponsor [Member] | IPO [Member]
Private Placement (Details) [Line Items]
Aggregate purchase of private warrants		4,000,000	4,000,000